Financial assets and other receivables - Government Grants (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Income from government grants	$ 33,327	$ 26,369
Expense related to government grants	33,327	18,923
Net income (loss) related to government grants		7,446
Carrying amount of factored receivables and the secured borrowings		6,913
Factoring of receivables
Disclosure of financial assets [line items]
Factored receivable	$ 0	$ 6,102